PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of prepayments

In thousands of USD	2021	2020
Non-current assets
Prepayments for inventories	23,384	—
Prepayments	23,384	—
Current assets
Prepayments for tangibles	18,393	4,986
Prepayments for intangibles	9,246	16,074
Prepayment for inventories	14,768	—
Other prepayments	5,711	2,202
Prepayments	48,118	23,262